Consolidated  Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)
July 31, 2022

Number of Shares		Value
Common Stocks 89.4%
Chemicals 0.9%
29,946	Linde PLC	$9,043,692
Communications Equipment 1.0%
2,011,106	Nokia Corp. ADR	10,417,529
Computers 1.8%
1,727,273	Arctic Wolf Networks, Inc.	19,000,003*#(a)(b)
Electronic Equipment, Instruments & Components 11.9%
380,457	Amphenol Corp. Class A	29,344,648
397,030	II-VI, Inc.	20,899,659*
195,000	Keysight Technologies, Inc.	31,707,000*(c)
322,765	Trimble, Inc.	22,409,574*
54,549	Zebra Technologies Corp. Class A	19,511,632*(c)
123,872,513
Entertainment 3.5%
123,725	Sea Ltd. ADR	9,442,692*
39,160	Take-Two Interactive Software, Inc.	5,197,707*
461,060	Universal Music Group NV	10,436,783(d)
52,840	Walt Disney Co.	5,606,324*
178,000	Warner Music Group Corp. Class A	5,340,000(d)
36,023,506
Health Care Equipment & Supplies 3.0%
48,240	DexCom, Inc.	3,959,539*
48,644	Intuitive Surgical, Inc.	11,196,389*
144,655	Omnicell, Inc.	15,929,409*
31,085,337
Hotels, Restaurants & Leisure 3.2%
1,089,902	Entain PLC	16,037,964*
161,936	Expedia Group, Inc.	17,173,313*
33,211,277
Interactive Media & Services 2.6%
149,820	Alphabet, Inc. Class C	17,475,005*
155,899	Snap, Inc. Class A	1,540,282*
206,436	ZoomInfo Technologies, Inc.	7,821,860*
26,837,147
Internet & Direct Marketing Retail 1.5%
42,000	Alibaba Group Holding Ltd. ADR	3,753,540*
48,147	Etsy, Inc.	4,993,807*(d)
120,300	JD.com, Inc. ADR	7,157,850
15,905,197
IT Services 10.6%
38,106	Accenture PLC Class A	11,670,344(d)
53,734	Cloudflare, Inc. Class A	2,703,895*
See Notes to Consolidated Schedule of Investments

Consolidated  Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
IT Services – cont'd
42,119	EPAM Systems, Inc.	$ 14,710,061*
119,747	Globant SA	23,858,392*(c)
49,099	MongoDB, Inc.	15,341,964*
112,734	Snowflake, Inc. Class A	16,899,954*
1,653,160	Thoughtworks Holding, Inc.	25,888,486*
		111,073,096
Machinery 1.8%
22,500	Deere & Co.	7,721,550
634,032	Epiroc AB Class A	11,210,754
		18,932,304
Professional Services 0.9%
96,258	Recruit Holdings Co. Ltd.	3,597,453
32,485	Verisk Analytics, Inc.	6,180,271
		9,777,724
Semiconductors & Semiconductor Equipment 23.4%
263,706	Advanced Micro Devices, Inc.	24,912,306*
93,538	Advantest Corp.	5,563,358(d)
1,900	Ambarella, Inc.	164,445*
174,165	Analog Devices, Inc.	29,949,413(c)
202,950	Applied Materials, Inc.	21,508,641
32,698	ASML Holding NV	18,783,039
126,829	BE Semiconductor Industries NV	6,808,401
123,915	Entegris, Inc.	13,618,258
410,614	Lattice Semiconductor Corp.	25,252,761*
247,539	Marvell Technology, Inc.	13,782,972
89,500	Micron Technology, Inc.	5,536,470
74,287	Monolithic Power Systems, Inc.	34,522,655(c)
107,982	NVIDIA Corp.	19,612,771
746,983	Rambus, Inc.	18,883,730*
57,946	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,127,062
		244,026,282
Software 22.2%
20,000	Adobe, Inc.	8,202,400*
59,500	Atlassian Corp. PLC Class A	12,454,540*
18,318	Autodesk, Inc.	3,962,550*
115,422	Bill.com Holdings, Inc.	15,591,204*
184,336	Cadence Design Systems, Inc.	34,301,243*(c)
23,885	Crowdstrike Holdings, Inc. Class A	4,385,286*
202,761	Datadog, Inc. Class A	20,683,650*
636,918	Dynatrace, Inc.	23,967,224*
1,456,020	Grammarly, Inc. Class A	30,532,011*#(a)(b)
50,131	HubSpot, Inc.	15,440,348*
26,781	Intuit, Inc.	12,216,689
55,636	Palo Alto Networks, Inc.	27,767,928*
27,612	ServiceNow, Inc.	12,333,176*
61,443	Zscaler, Inc.	9,527,351*
		231,365,600
See Notes to Consolidated Schedule of Investments

Consolidated  Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Wireless Telecommunication Services 1.1%
80,165	T-Mobile U.S., Inc.	$11,468,405*

Total Common Stocks (Cost $1,180,355,778)		932,039,612
Preferred Stocks 9.4%
Capital Markets 0.5%
103,937	Savage X, Inc., Ser. C	4,999,993*#(a)(b)
Entertainment 2.4%
219,568	A24 Films LLC	25,000,008*#(a)(b)(e)
IT Services 0.5%
1,009,513	Cybereason, Inc., Ser. F	4,999,997*#(a)(b)
Software 3.2%
451,510	Grammarly, Inc., Ser. 3	11,834,935*#(a)(b)
1,393,993	Videoamp, Inc., Ser. F1	21,999,998*#(a)(b)
33,834,933
Textiles, Apparel & Luxury Goods 2.8%
29,000	Fabletics, Inc., Ser. G	29,000,000*#(a)(b)
Total Preferred Stocks (Cost $97,834,938)		97,834,931

Short-Term Investments 3.0%
Investment Companies 3.0%
31,317,951	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.88%(f) (Cost $31,317,951)	31,317,951(d)
Total Investments 101.8% (Cost $1,309,508,667)		1,061,192,494
Liabilities Less Other Assets (1.8)%		(18,525,299)(g)
Net Assets Applicable to Common Stockholders 100.0%		$1,042,667,195

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Directors.
Total value of all such securities at July 31, 2022 amounted to $147,366,945, which represents 14.1% of net assets applicable to common stockholders of the Fund.

(c)	All or a portion of this security is pledged as collateral for options written.
(d)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $69,322,243.
(e)	Security represented in Units.
(f)	Represents 7-day effective yield as of July 31, 2022.
(g)	Includes the impact of the Fund's open positions in derivatives at July 31, 2022.
#  These securities have been deemed by Management to be illiquid, and are subject to restrictions on resale. At July 31, 2022, these securities amounted to $147,366,945, which represents 14.1% of net assets applicable to common stockholders of the Fund.
See Notes to Consolidated Schedule of Investments

Consolidated  Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2022	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 7/31/2022
A24 Films LLC (Preferred Units)	2/25/2022	$25,000,012	$25,000,008	2.4%
Arctic Wolf Networks, Inc.	12/31/2021	19,000,003	19,000,003	1.8%
Cybereason, Inc. (Ser. F Preferred Shares)	7/13/2021	5,000,000	4,999,997	0.5%
Fabletics, Inc. (Ser. G Preferred Shares)	1/10/2022	29,000,000	29,000,000	2.8%
Grammarly, Inc.	12/23/2021	38,165,051	30,532,011	2.9%
Grammarly, Inc. (Ser. 3 Preferred Shares)	12/23/2021	11,834,935	11,834,935	1.1%
Savage X, Inc. (Ser. C Preferred Shares)	11/30/2021	4,999,993	4,999,993	0.5%
Videoamp, Inc. (Ser. F1 Preferred Shares)	1/4/2022	21,999,998	21,999,998	2.1%
Total		$154,999,992	$147,366,945	14.1%
See Notes to Consolidated Schedule of Investments

Consolidated  Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$912,494,426	87.5%
Netherlands	36,028,223	3.5%
United Kingdom	25,081,656	2.4%
Sweden	11,210,754	1.1%
China	10,911,390	1.0%
Finland	10,417,529	1.0%
Singapore	9,442,692	0.9%
Japan	9,160,811	0.9%
Taiwan	5,127,062	0.5%
Short-Term Investments and Other Liabilities—Net	12,792,652	1.2%
	$1,042,667,195	100.0%
See Notes to Consolidated Schedule of Investments

Consolidated  Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts (“options written”)
At July 31, 2022, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Chemicals
Linde PLC	90	$(2,718,000)	$270	8/19/2022	$(298,800)
Communications Equipment
Nokia Oyj	8,191	(4,242,938)	5	8/19/2022	(217,061)
Nokia Oyj	2,000	(1,036,000)	6	8/19/2022	(3,000)
					(220,061)
Electronic Equipment, Instruments & Components
Amphenol Corp.	144	(1,110,672)	70	8/19/2022	(97,200)
Amphenol Corp.	145	(1,118,385)	75	8/19/2022	(46,400)
II-VI, Inc.	1,020	(5,369,280)	45	8/19/2022	(816,000)
II-VI, Inc.	810	(4,263,840)	50	8/19/2022	(340,200)
II-VI, Inc.	389	(2,047,696)	55	8/19/2022	(59,322)
Keysight Technologies, Inc.	130	(2,113,800)	150	8/19/2022	(190,450)
Keysight Technologies, Inc.	67	(1,089,420)	155	8/19/2022	(71,355)
Keysight Technologies, Inc.	72	(1,170,720)	170	8/19/2022	(17,640)
Trimble, Inc.	163	(1,131,709)	65	8/19/2022	(88,835)
Trimble, Inc.	159	(1,103,937)	70	8/19/2022	(36,967)
Trimble, Inc.	151	(1,048,393)	80	8/19/2022	(1,888)
Zebra Technologies Corp.	55	(1,967,295)	300	8/19/2022	(328,625)
Zebra Technologies Corp.	32	(1,144,608)	320	8/19/2022	(136,160)
Zebra Technologies Corp.	31	(1,108,839)	350	8/19/2022	(62,465)
Zebra Technologies Corp.	31	(1,108,839)	400	8/19/2022	(7,828)
					(2,301,335)
Entertainment
Sea Ltd.	139	(1,060,848)	75	8/19/2022	(91,045)
Sea Ltd.	129	(984,528)	85	8/19/2022	(32,056)
Sea Ltd.	128	(976,896)	95	8/19/2022	(11,648)
					(134,749)
Health Care Equipment & Supplies
DexCom, Inc.	144	(1,181,952)	85	9/16/2022	(61,200)
Intuitive Surgical, Inc.	45	(1,035,765)	230	8/19/2022	(33,075)
Intuitive Surgical, Inc.	45	(1,035,765)	240	8/19/2022	(14,625)
Intuitive Surgical, Inc.	45	(1,035,765)	270	9/16/2022	(5,175)
Omnicell, Inc.	85	(936,020)	120	8/19/2022	(23,588)
Omnicell, Inc.	89	(980,068)	125	8/19/2022	(3,560)
See Notes to Consolidated Schedule of Investments

Consolidated  Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Health Care Equipment & Supplies (cont’d)
Omnicell, Inc.	93	$(1,024,116)	$130	8/19/2022	$(2,558)(a)(b)
					(143,781)
Hotels, Restaurants & Leisure
Expedia Group, Inc.	103	(1,092,315)	100	8/19/2022	(109,437)
Expedia Group, Inc.	97	(1,028,685)	115	8/19/2022	(35,647)
Expedia Group, Inc.	78	(827,190)	155	8/19/2022	(3,003)
					(148,087)
Interactive Media & Services
Alphabet, Inc.	80	(933,120)	114.5	8/19/2022	(35,200)
Alphabet, Inc.	80	(933,120)	123.5	8/19/2022	(5,200)
Alphabet, Inc.	64	(746,496)	127	8/19/2022	(1,600)
Alphabet, Inc.	100	(1,166,400)	130	8/19/2022	(1,250)
Snap, Inc.	688	(679,744)	11	9/16/2022	(38,184)
ZoomInfo Technologies, Inc.	263	(996,507)	40	8/19/2022	(42,737)
ZoomInfo Technologies, Inc.	248	(939,672)	45	8/19/2022	(11,160)
					(135,331)
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd.	200	(1,787,400)	92	8/19/2022	(96,500)
Alibaba Group Holding Ltd.	220	(1,966,140)	103	8/19/2022	(39,600)
Etsy, Inc.	131	(1,358,732)	95	8/19/2022	(151,305)
JD.com, Inc.	370	(2,201,500)	62.5	8/19/2022	(63,825)
JD.com, Inc.	159	(946,050)	68	8/19/2022	(8,825)
JD.com, Inc.	191	(1,136,450)	63.8	9/16/2022	(53,862)
					(413,917)
IT Services
Accenture PLC	35	(1,071,910)	300	8/19/2022	(39,200)
Accenture PLC	35	(1,071,910)	310	8/19/2022	(19,075)
Accenture PLC	35	(1,071,910)	350	8/19/2022	(263)
Cloudflare, Inc.	181	(910,792)	65	8/19/2022	(12,127)
EPAM Systems, Inc.	32	(1,117,600)	330	8/19/2022	(96,800)
EPAM Systems, Inc.	31	(1,082,675)	350	8/19/2022	(59,055)
Globant SA	55	(1,095,820)	190	8/19/2022	(91,025)
Globant SA	52	(1,036,048)	210	8/19/2022	(33,540)
Globant SA	54	(1,075,896)	230	8/19/2022	(6,750)
MongoDB, Inc.	73	(2,281,031)	280	8/19/2022	(294,920)
MongoDB, Inc.	35	(1,093,645)	300	8/19/2022	(91,175)
MongoDB, Inc.	33	(1,031,151)	330	8/19/2022	(37,620)
Snowflake, Inc.	60	(899,460)	150	8/19/2022	(55,200)
Snowflake, Inc.	80	(1,199,280)	155	8/19/2022	(55,200)
Snowflake, Inc.	65	(974,415)	160	8/19/2022	(32,825)
Snowflake, Inc.	64	(959,424)	170	8/19/2022	(15,680)
Thoughtworks Holding, Inc.	739	(1,157,274)	15	8/19/2022	(103,460)
See Notes to Consolidated Schedule of Investments

Consolidated  Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
IT Services (cont’d)
Thoughtworks Holding, Inc.	672	$(1,052,352)	$17.5	8/19/2022	$(21,840)(a)(b)
					(1,065,755)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	119	(1,124,193)	90	8/19/2022	(90,737)
Advanced Micro Devices, Inc.	112	(1,058,064)	95	8/19/2022	(53,480)
Analog Devices, Inc.	60	(1,031,760)	175	8/19/2022	(21,900)
Analog Devices, Inc.	61	(1,048,956)	180	8/19/2022	(11,438)
Analog Devices, Inc.	62	(1,066,152)	195	9/16/2022	(4,495)
Applied Materials, Inc.	200	(2,119,600)	98	8/19/2022	(194,000)
Applied Materials, Inc.	102	(1,080,996)	100	8/19/2022	(83,130)
Applied Materials, Inc.	98	(1,038,604)	110	8/19/2022	(24,549)
Applied Materials, Inc.	88	(932,624)	140	9/16/2022	(1,144)
ASML Holding NV	20	(1,148,880)	510	8/19/2022	(137,200)
ASML Holding NV	20	(1,148,880)	560	8/19/2022	(58,800)
ASML Holding NV	18	(1,033,992)	680	8/19/2022	(765)
Entegris, Inc.	100	(1,099,000)	105	8/19/2022	(76,000)
Entegris, Inc.	98	(1,077,020)	110	8/19/2022	(44,590)
Entegris, Inc.	94	(1,033,060)	130	8/19/2022	(1,645)
Lattice Semiconductor Corp.	534	(3,284,100)	55	8/19/2022	(405,840)
Lattice Semiconductor Corp.	173	(1,063,950)	65	8/19/2022	(28,977)
Lattice Semiconductor Corp.	202	(1,242,300)	60	9/16/2022	(107,060)
Marvell Technology, Inc.	200	(1,113,600)	52.5	8/19/2022	(88,500)
Marvell Technology, Inc.	188	(1,046,784)	57.5	8/19/2022	(29,422)
Marvell Technology, Inc.	179	(996,672)	67.5	8/19/2022	(2,238)
Micron Technology, Inc.	430	(2,659,980)	55	8/19/2022	(318,200)
Micron Technology, Inc.	144	(890,784)	85	8/19/2022	(144)(a)(b)
Monolithic Power Systems, Inc.	23	(1,068,856)	450	8/19/2022	(75,900)
Monolithic Power Systems, Inc.	23	(1,068,856)	480	8/19/2022	(40,710)
Monolithic Power Systems, Inc.	24	(1,115,328)	510	9/16/2022	(39,360)
NVIDIA Corp.	61	(1,107,943)	170	8/19/2022	(96,685)
NVIDIA Corp.	56	(1,017,128)	195	8/19/2022	(18,760)
NVIDIA Corp.	57	(1,035,291)	215	8/19/2022	(3,392)
Rambus, Inc.	431	(1,089,568)	24	8/19/2022	(80,812)
Rambus, Inc.	423	(1,069,344)	26	8/19/2022	(31,725)
Rambus, Inc.	411	(1,039,008)	30	8/19/2022	(39,045)
					(2,210,643)
Software
Adobe, Inc.	25	(1,025,300)	415	8/19/2022	(26,688)
Adobe, Inc.	25	(1,025,300)	440	8/19/2022	(6,650)
Adobe, Inc.	25	(1,025,300)	490	9/16/2022	(4,413)
Atlassian Corp. PLC	51	(1,067,532)	210	8/19/2022	(76,755)
Atlassian Corp. PLC	47	(983,804)	235	8/19/2022	(27,495)
Atlassian Corp. PLC	58	(1,214,056)	210	9/16/2022	(115,130)
Autodesk, Inc.	130	(2,812,160)	175	8/19/2022	(555,100)
See Notes to Consolidated Schedule of Investments

Consolidated  Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Software (cont’d)
Autodesk, Inc.	11	$(237,952)	$230	9/16/2022	$(8,580)
Bill.com Holdings, Inc.	78	(1,053,624)	135	8/19/2022	(109,590)
Bill.com Holdings, Inc.	88	(1,188,704)	140	8/19/2022	(104,280)
Bill.com Holdings, Inc.	73	(986,084)	150	8/19/2022	(58,400)
Cadence Design Systems, Inc.	145	(2,698,160)	160	8/19/2022	(387,150)
Cadence Design Systems, Inc.	60	(1,116,480)	175	8/19/2022	(76,500)
Cadence Design Systems, Inc.	128	(2,381,824)	180	8/19/2022	(119,040)
Crowdstrike Holdings, Inc.	65	(1,193,400)	185	9/16/2022	(99,287)
Datadog, Inc.	101	(1,030,301)	105	8/19/2022	(70,447)
Datadog, Inc.	98	(999,698)	110	8/19/2022	(49,245)
Datadog, Inc.	113	(1,152,713)	105	9/16/2022	(111,870)
Dynatrace, Inc.	262	(985,906)	40	8/19/2022	(33,405)
Dynatrace, Inc.	526	(1,979,338)	45	8/19/2022	(15,780)
HubSpot, Inc.	84	(2,587,200)	280	8/19/2022	(333,900)
HubSpot, Inc.	35	(1,078,000)	300	8/19/2022	(96,425)
HubSpot, Inc.	32	(985,600)	350	8/19/2022	(25,600)
HubSpot, Inc.	30	(924,000)	400	9/16/2022	(21,900)
Intuit, Inc.	24	(1,094,808)	430	8/19/2022	(81,000)
Intuit, Inc.	24	(1,094,808)	460	8/19/2022	(32,160)
Intuit, Inc.	25	(1,140,425)	490	9/16/2022	(31,500)
Palo Alto Networks, Inc.	35	(1,746,850)	540	8/19/2022	(12,075)
Palo Alto Networks, Inc.	39	(1,946,490)	550	8/19/2022	(8,190)
Palo Alto Networks, Inc.	20	(998,200)	600	9/16/2022	(8,300)
ServiceNow, Inc.	22	(982,652)	480	8/19/2022	(12,540)
ServiceNow, Inc.	22	(982,652)	500	8/19/2022	(5,280)
ServiceNow, Inc.	22	(982,652)	550	8/19/2022	(1,166)
Zscaler, Inc.	64	(992,384)	165	8/19/2022	(29,600)
Zscaler, Inc.	72	(1,116,432)	170	8/19/2022	(24,120)
Zscaler, Inc.	61	(945,866)	180	8/19/2022	(10,218)
					(2,789,779)
Wireless Telecommunication Services
T-Mobile U.S., Inc.	72	(1,030,032)	152.5	8/19/2022	(4,608)
T-Mobile U.S., Inc.	76	(1,087,256)	160	8/19/2022	(950)(a)(b)
					(5,558)
Total calls					$(9,867,796)
Puts
Chemicals
Linde PLC	90	(2,718,000)	270	8/19/2022	(7,650)
Entertainment
Netflix, Inc.	130	(2,923,700)	180	8/19/2022	(6,760)
Netflix, Inc.	120	(2,698,800)	200	8/19/2022	(25,140)
Netflix, Inc.	90	(2,024,100)	222.5	8/19/2022	(73,800)
See Notes to Consolidated Schedule of Investments

Consolidated  Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Entertainment (cont’d)
Take-Two Interactive Software, Inc.	180	$(2,389,140)	$130	8/19/2022	$(83,700)
Walt Disney Co.	220	(2,334,200)	104	8/19/2022	(62,150)
					(251,550)
Health Care Equipment & Supplies
DexCom, Inc.	250	(2,052,000)	80	8/19/2022	(70,625)
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd.	200	(1,787,400)	92	8/19/2022	(146,000)
Alibaba Group Holding Ltd.	230	(2,055,510)	100	8/19/2022	(296,125)
Alibaba Group Holding Ltd.	220	(1,966,140)	103	8/19/2022	(337,150)
Alibaba Group Holding Ltd.	200	(1,787,400)	104	8/19/2022	(323,000)
Amazon.com, Inc.	200	(2,699,000)	116	8/19/2022	(8,500)
JD.com, Inc.	370	(2,201,500)	62.5	8/19/2022	(171,125)
JD.com, Inc.	360	(2,142,000)	65	8/19/2022	(233,100)
					(1,515,000)
IT Services
MongoDB, Inc.	30	(937,410)	280	8/19/2022	(22,050)
Snowflake, Inc.	60	(899,460)	150	8/19/2022	(55,500)
					(77,550)
Semiconductors & Semiconductor Equipment
Ambarella, Inc.	26	(225,030)	100	8/19/2022	(36,140)
Lam Research Corp.	100	(5,005,100)	452.5	8/19/2022	(45,000)
Micron Technology, Inc.	440	(2,721,840)	52.5	8/19/2022	(10,560)
Micron Technology, Inc.	430	(2,659,980)	55	8/19/2022	(18,920)
Micron Technology, Inc.	400	(2,474,400)	57.5	8/19/2022	(33,000)
Taiwan Semiconductor Manufacturing Co. Ltd.	310	(2,742,880)	85	9/16/2022	(84,630)
					(228,250)
Software
Autodesk, Inc.	130	(2,812,160)	175	8/19/2022	(6,175)
ServiceNow, Inc.	50	(2,233,300)	430	8/19/2022	(55,500)
ServiceNow, Inc.	50	(2,233,300)	450	8/19/2022	(96,500)
Synopsys, Inc.	70	(2,572,500)	340	8/19/2022	(27,300)
					(185,475)
Wireless Telecommunication Services
T-Mobile U.S., Inc.	150	(2,145,900)	132	8/19/2022	(9,150)
Total puts					$(2,345,250)
Total options written (premium received $10,024,676)					$(12,213,046)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Directors.
See Notes to Consolidated Schedule of Investments

Consolidated  Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
At July 31, 2022, the Fund had securities pledged in the amount of $86,039,690 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Computers	$—	$—	$19,000,003	$19,000,003
Entertainment	25,586,723	10,436,783	—	36,023,506
Hotels, Restaurants & Leisure	17,173,313	16,037,964	—	33,211,277
Machinery	7,721,550	11,210,754	—	18,932,304
Professional Services	6,180,271	3,597,453	—	9,777,724
Semiconductors & Semiconductor Equipment	231,654,523	12,371,759	—	244,026,282
Software	200,833,589	—	30,532,011	231,365,600
Other Common Stocks#	339,702,916	—	—	339,702,916
Total Common Stocks	828,852,885	53,654,713	49,532,014	932,039,612
Preferred Stocks#	—	—	97,834,931	97,834,931
Short-Term Investments	—	31,317,951	—	31,317,951
Total Investments	$828,852,885	$84,972,664	$147,366,945	$1,061,192,494

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 11/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2022
Investments in Securities:
Common Stocks(1)	$—	$—	$—	$(7,633,039)	$57,165,053	$—	$—	$—	$49,532,014	$(7,633,039)
Preferred Stocks(1)	4,999,997	—	—	(4)	92,834,938	—	—	—	97,834,931	(4)
Total	$4,999,997	$—	$—	$(7,633,043)	$149,999,991	$—	$—	$—	$147,366,945	$(7,633,043)
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 7/31/2022	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$19,000,003	Market Approach	Transaction Price	$11.00	$11.00	Increase
Common Stocks	30,532,011	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	11.0x	11.0x	Increase
Preferred Stocks	72,834,923	Market Approach	Transaction Price	$4.95 - $1,000	$410.83	Increase
See Notes to Consolidated Schedule of Investments

Consolidated  Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Investment type	Fair value at 7/31/2022	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Preferred Units	$25,000,008	Market Approach	Transaction Price	$113.86	$113.86	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b)
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2022:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(12,187,554)	$—	$(25,492)	$(12,213,046)
Total	$(12,187,554)	$—	$(25,492)	$(12,213,046)

(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

July 31, 2022
Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Next Generation Connectivity Fund Inc. (the “Fund”) are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, preferred stocks, and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs).
Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund’s daily calculated net asset value (“NAV”) per share (Level 2 inputs).
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited)  (cont’d)
The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business. The Board has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently updating and implementing policies and procedures to ensure compliance with Rule 2a-5 by the September 8, 2022 compliance date.
On February 25, 2022, to facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, the Fund formed NB A24 NBXG Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of the Fund and the Fund will remain its sole member.
As of July 31, 2022, the value of the Fund's investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$24,971,004	2.4%
Other Matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.
Russia's Invasion of Ukraine: Russia's invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited)  (cont’d)
and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.